Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2016
Redeemable Preferred Shares
Redeemable Preferred Shares

14.   Redeemable Preferred Shares

On June 25, 2010, the Company issued equity interest with preferential rights for an aggregate consideration of RMB3,101. In conjunction with the Reorganization in April 2011, the above equity interest was converted into 14,474,377 Series A-1 Convertible Redeemable Preferred Shares (“Series A-1 Redeemable Preferred Shares”) for above financing.

On April 8, 2011, upon the completion of the Reorganization, the Company issued 26,000,000 Series A-2 Convertible Redeemable Preferred Shares (“Series A-2 Redeemable Preferred Shares”) for an aggregate consideration of RMB42,515.

On November 18, 2011, the Company issued 5,571,428 Series B Convertible Redeemable Preferred Shares (“Series B Redeemable Preferred Shares”) for an aggregate consideration of RMB38,106.

The Series A-1, A-2 and B Redeemable Preferred Shares are collectively referred to as the “Redeemable Preferred Shares”. On May 16, 2014, the Redeemable Preferred Shares were converted to ordinary shares upon the completion of the IPO.

The Group classified the Series A-1, Series A2 and Series B Preference Shares in the mezzanine section of the consolidated balance sheets because they were contingently redeemable. In addition, the Group recorded accretion on the preference shares to the redemption value from the issuance dates to the earliest redemption dates.

The Group determined that conversion and redemption features embedded in the preference shares were not required to be bifurcated and accounted for as a derivative. The Group also determined that there was no beneficial Conversion Feature attributable to any of the preference shares because the initial effective conversion prices of these preference shares were higher than the fair value of the Group’s ordinary shares determined by the Group with the assistance from an independent valuation firm.

Prior to their automatic conversion to ordinary share upon the Group’s IPO on May 16, 2014, the preference shares were entitled to certain preferences with respect to conversion, redemption, dividends and liquidation. The holders of Preference Shares were entitled to vote together with the holders of ordinary shares, and not as a separate class, on all matters put before the shareholders of the Group, on an as-if-converted basis.

All of the preference shares were converted to ordinary shares upon the Group’s IPO on May 16, 2014.